Vessel Operating Expenses, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Expense
Crew wages and related costs	$ 29,338	$ 26,169	$ 22,015
Insurance	3,932	4,133	3,477
Repairs, maintenance and drydocking costs	6,178	4,344	3,240
Spares, stores and provisions	8,362	9,058	7,533
Lubricants	4,116	3,509	2,787
Taxes	1,392	1,282	669
Miscellaneous	2,151	2,139	2,243
Total	$ 55,469	$ 50,634	$ 41,964